Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 17, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 17, 2011
Prospectus Date	rr_ProspectusDate	May 16, 2011

Palmer Square Absolute Return Fund (Prospectus Summary): | Palmer Square Absolute Return Fund
Palmer Square Absolute Return Fund

Palmer Square Absolute Return Fund

A series of the Investment Managers Series Trust

Supplement dated October 17, 2011, to the

Summary Prospectus dated May 18, 2011, and the Prospectus dated May 16, 2011

Please file this Prospectus Supplement with your records .

The section titled “Principal Investment Strategies” on page 3 of the Summary Prospectus and page 4 of the Prospectus is supplemented by adding the following to the “Opportunistic/Global Macro Investing” paragraph:

As part of the broader global macro strategy, the Fund may use currency strategies to generate alpha.  The Fund’s currency strategies employ long and short positions in investments in currency markets around the world and may include one or a combination of options, futures, forwards or spot contracts on foreign currencies.  The Sub-Advisor utilizing this strategy applies a systematic, quantitative process to determine how the Fund invests in individual currency contracts.

The “Currency Risk” paragraph under the section titled “Principal Risks” on page 13 of the Prospectus is replaced by the following:
·

Currency Risk .   The Fund’s investments in securities that are denominated in foreign currencies are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks .   In addition , c urrency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the  Fund is invested or exposed.  Credit risk results because a currency ‐ trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 16, 2011
Palmer Square Absolute Return Fund (Prospectus Summary): | Palmer Square Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Palmer Square Absolute Return Fund
Supplement Text	ck0001318342_SupplementTextBlock

Palmer Square Absolute Return Fund

A series of the Investment Managers Series Trust

Supplement dated October 17, 2011, to the

Summary Prospectus dated May 18, 2011, and the Prospectus dated May 16, 2011

Please file this Prospectus Supplement with your records .

Investment Strategy, Heading	rr_StrategyHeading	The section titled “Principal Investment Strategies” on page 3 of the Summary Prospectus and page 4 of the Prospectus is supplemented by adding the following to the “Opportunistic/Global Macro Investing” paragraph:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As part of the broader global macro strategy, the Fund may use currency strategies to generate alpha.  The Fund’s currency strategies employ long and short positions in investments in currency markets around the world and may include one or a combination of options, futures, forwards or spot contracts on foreign currencies.  The Sub-Advisor utilizing this strategy applies a systematic, quantitative process to determine how the Fund invests in individual currency contracts.

Risk, Heading	rr_RiskHeading	The “Currency Risk” paragraph under the section titled “Principal Risks” on page 13 of the Prospectus is replaced by the following:
Risk, Narrative	rr_RiskNarrativeTextBlock
·

Currency Risk .   The Fund’s investments in securities that are denominated in foreign currencies are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks .   In addition , c urrency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the  Fund is invested or exposed.  Credit risk results because a currency ‐ trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Palmer Square Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQAX
Palmer Square Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQIX